Document and Entity Information Document	Mar. 15, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2022
Entity Registrant Name	PEBBLEBROOK HOTEL TRUST
Entity Central Index Key	0001474098
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34571
Entity Tax Identification Number	27-1055421
Entity Address, Address Line One	4747 Bethesda Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	507-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares, $0.01 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	PEB
Security Exchange Name	NYSE
Series E Cumulative Redeemable Preferred Shares, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Series E Cumulative Redeemable Preferred Shares, $0.01 par value
Trading Symbol	PEB-PE
Security Exchange Name	NYSE
Series F Cumulative Redeemable Preferred Shares, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Series F Cumulative Redeemable Preferred Shares, $0.01 par value
Trading Symbol	PEB-PF
Security Exchange Name	NYSE
Series G Cumulative Redeemable Preferred Shares, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Series G Cumulative Redeemable Preferred Shares, $0.01 par value
Trading Symbol	PEB-PG
Security Exchange Name	NYSE
Series H Cumulative Redeemable Preferred Shares, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Series H Cumulative Redeemable Preferred Shares, $0.01 par value
Trading Symbol	PEB-PH
Security Exchange Name	NYSE